Loans (Impaired Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 291.3	[1]	$ 500.1
Unpaid Principal Balance	370.1	[1]	764.6
Related Allowance	31.4	[1]	45.0
Average Recorded Investment	378.5	[1]	604.5
Interest income recorded	17.7		21.3
Interest recognized using the cash-basis method of accounting	3.5		4.3
Total Loans Impaired at Convenience date [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	54.1		106.7	[2]
Unpaid Principal Balance	95.8		260.8	[2]
Related Allowance	1.0		1.5	[2]
Average Recorded Investment	77.9		146.4	[2]
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment			168.1
Unpaid Principal Balance	204.1
Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	237.2		393.4	[1]
Unpaid Principal Balance	274.3		503.8	[1]
Related Allowance	30.4		43.5	[1]
Average Recorded Investment	300.6		458.1	[1]
Non-Strategic Portfolios [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10.2		40.9
Unpaid Principal Balance	12.5		59.2
Average Recorded Investment	24.0		40.3
Non-Strategic Portfolios [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment			2.4
Unpaid Principal Balance			2.7
Related Allowance			1.0
Average Recorded Investment	1.0		12.7
Transportation Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment			2.3
Unpaid Principal Balance			2.9
Average Recorded Investment	2.2		4.5
Transportation Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14.3		29.1
Unpaid Principal Balance	14.3		29.3
Related Allowance	0.6		8.9
Average Recorded Investment	12.4		17.9
International Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6.9		3.1
Unpaid Principal Balance	24.5		8.2
Average Recorded Investment	6.9		4.1
International Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			1.3
Corporate Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	136.1		188.9
Unpaid Principal Balance	150.1		242.7
Average Recorded Investment	152.8		197.0
Corporate Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	50.6		102.4
Unpaid Principal Balance	51.7		106.7
Related Allowance	28.8		32.3
Average Recorded Investment	79.7		122.1
Equipment Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5.8		8.2
Unpaid Principal Balance	7.9		32.8
Average Recorded Investment	7.0		12.0
Equipment Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			4.3
Real Estate Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4.2
Unpaid Principal Balance	4.2
Related Allowance	1.0
Average Recorded Investment	4.6
Commercial Services [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9.1		10.1
Unpaid Principal Balance	9.1		13.3
Average Recorded Investment	10.0		29.7
Commercial Services [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment			6.0
Unpaid Principal Balance			6.0
Related Allowance			1.3
Average Recorded Investment			$ 12.2

[1]	Interest income recorded for the year ended December 31, 2013 while the loans were impaired was $17.7 million of which $3.5 million was interest recognized using cash-basis method of accounting. Interest income recorded for the year ended December 31, 2012 while the loans were impaired was $21.3 million of which $4.3 million was interest recognized using the cash-basis method of accounting.
[2]	Details of finance receivables that were identified as impaired at the Convenience date are presented under Loans and Debt Securities Acquired with Deteriorated Credit Quality.